Employee Benefits - Additional Information (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefits [line Items]
Number of employees	98	83
Netherlands [member]
Disclosure of employee benefits [line Items]
Number of employees	81	70
United States [member]
Disclosure of employee benefits [line Items]
Number of employees	17	13
Management and administration costs [member]
Disclosure of employee benefits [line Items]
Number of employees	21	21